UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	5/31
Date of reporting period:	2/29/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus Select Managers Small Cap Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
February 29, 2016 (Unaudited)

Common Stocks - 97.1%	Shares		Value ($)
Automobiles & Components - 2.1%
Cooper-Standard Holding	27,174	[a]	1,990,495
Dorman Products	32,539	[a,b]	1,645,497
Drew Industries	38,999		2,347,350
Gentex	43,815		637,946
Gentherm	44,656	[a]	1,862,155
Motorcar Parts of America	20,307	[a]	700,592
Standard Motor Products	16,211		488,113
Visteon	10,616		742,271
			10,414,419
Banks - 3.1%
BancFirst	9,624		543,756
Bank of the Ozarks	124,302		4,703,588
BBCN Bancorp	31,051		444,340
BofI Holding	126,414	[a,b]	2,342,451
Boston Private Financial Holdings	52,710		556,618
Capital Bank Financial, Cl. A	23,784	[b]	700,439
Central Pacific Financial	29,327		584,487
FCB Financial Holdings, Cl. A	26,893	[a]	807,059
Great Western Bancorp	19,921		490,256
Home BancShares	12,574		496,924
HomeStreet	24,356	[a]	486,389
LendingTree	19,102	[a,b]	1,688,044
Texas Capital Bancshares	24,852	[a]	803,465
Union Bankshares	43,546		991,107
			15,638,923
Capital Goods - 6.5%
AAON	28,834		715,083
Acuity Brands	8,668		1,815,339
Albany International, Cl. A	15,064		551,644
American Woodmark	16,626	[a]	1,135,390
Apogee Enterprises	36,011		1,437,919
Astec Industries	6,538		283,945
Astronics	39,407	[a]	1,253,537
Barnes Group	33,072		1,134,700
Beacon Roofing Supply	74,993	[a]	2,707,247

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.1% (continued)	Shares		Value ($)
Capital Goods - 6.5% (continued)
BMC Stock Holdings	24,654	[a]	375,974
Builders FirstSource	69,071	[a]	547,733
CIRCOR International	12,017	[b]	481,762
CLARCOR	11,945		575,032
Comfort Systems USA	20,692		580,411
Curtiss-Wright	10,062		710,277
Donaldson	33,552	[b]	947,508
Dycom Industries	49,812	[a]	2,837,790
Encore Wire	17,171		620,560
Esterline Technologies	9,994	[a]	559,764
Gibraltar Industries	30,249	[a]	747,604
Granite Construction	19,214		796,420
HEICO	21,430		1,232,439
John Bean Technologies	17,649		928,337
Middleby	17,640	[a]	1,633,464
MRC Global	48,389	[a]	578,249
Patrick Industries	24,445	[a,b]	1,080,225
PGT	62,037	[a]	613,546
Proto Labs	27,321	[a,b]	1,777,777
Raven Industries	29,791		455,206
RBC Bearings	20,534	[a]	1,307,913
Rush Enterprises, Cl. A	23,447	[a,b]	406,571
Universal Forest Products	2,970		227,858
Woodward	32,478		1,524,842
			32,582,066
Commercial & Professional Services - 4.3%
Advisory Board	113,629	[a]	3,350,919
CEB	51,194		2,778,298
Exponent	19,975		932,633
Franklin Covey	27,046	[a]	467,084
FTI Consulting	16,632	[a]	547,359
Healthcare Services Group	70,291	[b]	2,493,925
Huron Consulting Group	44,338	[a]	2,461,646
InnerWorkings	27,180	[a,b]	186,998
Korn/Ferry International	23,064		655,479
MiX Telematics, ADR	56,055	[b]	194,511
Mobile Mini	12,002	[b]	344,937
On Assignment	24,019	[a]	792,867
Resources Connection	44,569		618,172
Ritchie Bros Auctioneers	28,983		692,984

Common Stocks - 97.1% (continued)	Shares		Value ($)
Commercial & Professional Services - 4.3% (continued)
Rollins	5,646		155,434
Steelcase, Cl. A	36,465		455,448
Tetra Tech	97,446		2,682,688
TransUnion	24,558		647,594
TrueBlue	27,385	[a]	628,486
Viad	24,557		696,437
			21,783,899
Consumer Durables & Apparel - 2.8%
CalAtlantic Group	15,729	[b]	477,218
Callaway Golf	153,446		1,364,135
Cavco Industries	12,261	[a]	994,858
Columbia Sportswear	35,617	[b]	2,119,924
Ethan Allen Interiors	22,780		649,913
G-III Apparel Group	43,080	[a]	2,272,470
Nautilus	40,587	[a]	685,514
Oxford Industries	29,244		2,123,992
Sequential Brands Group	87,046	[a]	606,711
Steven Madden	27,728	[a]	976,026
Tempur Sealy International	13,033	[a]	751,613
Universal Electronics	15,377	[a]	817,134
			13,839,508
Consumer Services - 6.8%
2U	39,170	[a,b]	875,450
Bravo Brio Restaurant Group	101,877	[a]	795,659
Bright Horizons Family Solutions	41,208	[a]	2,611,351
Buffalo Wild Wings	14,422	[a,b]	2,288,050
Century Casinos	138,718	[a]	933,572
Cheesecake Factory	62,879	[b]	3,137,662
Chuy's Holdings	112,817	[a,b]	3,614,657
Cracker Barrel Old Country Store	5,138	[b]	760,681
Dave & Buster's Entertainment	25,980	[a]	958,922
Grand Canyon Education	25,547	[a]	995,822
Jack in the Box	18,333		1,260,394
LifeLock	260,425	[a,b]	2,872,488
Noodles & Company	18,396	[a]	236,021
Panera Bread, Cl. A	5,645	[a,b]	1,169,644
Popeyes Louisiana Kitchen	31,183	[a]	1,699,162
Red Robin Gourmet Burgers	10,219	[a]	665,257
Shake Shack, Cl. A	27,707	[a,b]	1,153,442
Six Flags Entertainment	15,749		800,994

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.1% (continued)	Shares		Value ($)
Consumer Services - 6.8% (continued)
Texas Roadhouse	58,957		2,459,096
Vail Resorts	32,995		4,203,893
Zoe's Kitchen	14,655	[a,b]	511,899
			34,004,116
Diversified Financials - 1.8%
Associated Capital Group	11,364	[a]	310,578
Evercore Partners, Cl. A	39,680		1,851,866
FactSet Research Systems	6,829		1,027,696
Financial Engines	17,935	[b]	437,614
GAMCO Investors, Cl. A	11,380	[b]	395,341
Interactive Brokers Group, Cl. A	20,200	[b]	690,234
MarketAxess Holdings	20,566		2,436,248
PRA Group	45,146	[a,b]	1,101,562
Virtus Investment Partners	6,866		630,367
			8,881,506
Energy - .6%
Diamondback Energy	15,865	[a]	1,130,381
Dril-Quip	10,331	[a,b]	560,457
Forum Energy Technologies	42,938	[a]	504,951
Matador Resources	25,100	[a,b]	405,114
Renewable Energy Group	39,644	[a]	289,005
			2,889,908
Exchange-Traded Funds - 1.2%
iShares Russell 2000 ETF	51,629	[b]	5,303,847
iShares Russell 2000 Growth ETF	7,000		864,290
			6,168,137
Food & Staples Retailing - .7%
Fresh Market	93,692	[a,b]	2,161,474
Natural Grocers by Vitamin Cottage	17,055	[a,b]	343,147
Smart & Final Stores	25,663	[a]	417,024
United Natural Foods	12,448	[a]	384,145
			3,305,790
Food, Beverage & Tobacco - 2.1%
Calavo Growers	9,396		503,250
Dean Foods	46,209	[b]	891,372
Freshpet	27,986	[a]	186,107
Hain Celestial Group	45,003	[a]	1,663,761
J&J Snack Foods	11,611		1,286,383
John B. Sanfilippo & Son	14,440		1,005,024
Pinnacle Foods	21,115		911,957

Common Stocks - 97.1% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 2.1% (continued)
Post Holdings	32,838	[a]	2,280,927
TreeHouse Foods	23,048	[a]	1,945,712
			10,674,493
Health Care Equipment & Services - 9.0%
ABIOMED	75,349	[a]	6,028,673
Acadia Healthcare	24,097	[a]	1,335,215
Adeptus Health, Cl. A	10,712	[a,b]	609,727
AMN Healthcare Services	25,717	[a]	731,134
athenahealth	5,931	[a,b]	765,514
Avinger	44,164	[a,b]	681,451
Cantel Medical	37,023		2,355,773
Chemed	5,845	[b]	751,083
Cross Country Healthcare	66,892	[a]	830,130
DexCom	15,067	[a]	980,259
Diplomat Pharmacy	66,834	[a,b]	2,380,627
ExamWorks Group	19,059	[a]	554,617
Globus Medical, Cl. A	44,587	[a,b]	1,083,464
Haemonetics	22,799	[a]	731,392
HealthStream	19,333	[a]	399,613
Hill-Rom Holdings	19,445		901,276
ICU Medical	6,954	[a]	639,073
Inovalon Holdings, Cl. A	19,994	[b]	343,697
Insulet	24,121	[a]	739,067
K2M Group Holdings	63,190	[a]	748,170
Masimo	54,793	[a]	2,073,367
Medidata Solutions	38,338	[a]	1,322,661
Molina Healthcare	13,978	[a]	867,195
Natus Medical	21,126	[a]	767,296
Neogen	40,798	[a]	2,009,301
Nevro	73,726	[a,b]	4,246,618
Novadaq Technologies	20,440	[a]	196,428
NuVasive	21,824	[a]	912,243
NxStage Medical	49,010	[a]	730,249
Omnicell	22,741	[a]	622,421
Penumbra	15,619		728,158
Spectranetics	41,236	[a,b]	584,726
Surgical Care Affiliates	40,420	[a]	1,638,223
Teleflex	14,744	[b]	2,105,738
U.S. Physical Therapy	13,432		680,868
Veeva Systems, Cl. A	8,317	[a]	202,020

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.1% (continued)	Shares		Value ($)
Health Care Equipment & Services - 9.0% (continued)
WellCare Health Plans	7,128	[a]	640,593
Zeltiq Aesthetics	42,570	[a,b]	980,387
			44,898,447
Household & Personal Products - .2%
Inter Parfums	20,754		525,284
Medifast	12,011		364,534
			889,818
Insurance - .4%
Infinity Property & Casualty	6,829		510,536
National General Holdings	38,786		773,005
Stewart Information Services	18,725		631,969
			1,915,510
Materials - 2.5%
Balchem	30,939		1,957,511
Berry Plastics Group	54,825	[a]	1,706,702
Headwaters	44,757	[a]	788,618
Kaiser Aluminum	6,310		483,409
Neenah Paper	13,811		836,394
Scotts Miracle-Gro, Cl. A	21,045		1,452,526
Senomyx	245,384	[a,b]	814,675
Sensient Technologies	22,469		1,291,518
Summit Materials	85,447		1,560,262
US Concrete	32,708	[a,b]	1,758,055
			12,649,670
Media - 1.6%
Gray Television	68,756	[a]	793,444
IMAX	44,550	[a]	1,314,671
MDC Partners	206,519	[b]	4,402,985
Nexstar Broadcasting Group, Cl. A	20,394	[b]	911,204
Scholastic	20,144		705,644
			8,127,948
Pharmaceuticals, Biotechnology & Life Sciences - 9.2%
ACADIA Pharmaceuticals	14,350	[a,b]	247,681
Acceleron Pharma	7,970	[a,b]	201,960
Aerie Pharmaceuticals	28,429	[a,b]	478,744
Alder Biopharmaceuticals	7,923	[a,b]	150,458
Alnylam Pharmaceuticals	3,778	[a]	221,277
Anacor Pharmaceuticals	16,552	[a]	1,055,687
Atara Biotherapeutics	4,743	[a,b]	77,975
BioSpecifics Technologies	37,190	[a]	1,320,245

Common Stocks - 97.1% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 9.2% (continued)
Bio-Techne	22,174		1,903,416
Bluebird Bio	6,447	[a,b]	297,980
Cambrex	35,092	[a]	1,353,498
Cellectis, ADR	8,130	[b]	193,575
Cepheid	23,363	[a]	693,414
Clovis Oncology	18,175	[a,b]	338,419
Collegium Pharmaceutical	48,028		837,608
Cytokinetics	85,338	[a,b]	537,629
DepoMed	15,644	[a,b]	239,040
Dermira Inc	22,689	[a]	523,208
Dynavax Technologies	18,483	[a,b]	297,946
Eagle Pharmaceuticals	15,321	[a,b]	971,198
Emergent BioSolutions	55,730	[a]	1,885,346
Exact Sciences	19,655	[a,b]	98,865
FibroGen	33,885	[a]	587,227
Flex Pharma	1,463	[a,b]	10,870
INC Research Holdings, Cl. A	30,075	[a]	1,193,376
Intersect ENT	25,819	[a,b]	466,808
Intra-Cellular Therapies	22,555	[a,b]	634,247
Keryx Biopharmaceuticals	176,727	[a,b]	710,443
Kite Pharma	25,336	[a]	1,133,026
Ligand Pharmaceuticals	42,540	[a,b]	3,925,591
Lipocine	57,196	[a,b]	577,680
Loxo Oncology	15,029	[a]	282,395
Medicines	19,195	[a,b]	617,311
NanoString Technologies	43,296	[a,b]	521,284
Nektar Therapeutics	224,081	[a,b]	2,502,985
NeoGenomics	183,271	[a,b]	1,167,436
Neurocrine Biosciences	70,766	[a]	2,602,773
Ophthotech	29,219	[a]	1,316,024
OPKO Health	25,478	[a,b]	236,945
Pacira Pharmaceuticals	33,943	[a,b]	1,765,375
PAREXEL International	26,276	[a]	1,542,138
Portola Pharmaceuticals	51,162	[a]	1,441,234
Progenics Pharmaceuticals	176,982	[a,b]	780,491
Prothena	5,695	[a]	181,329
Radius Health	11,182	[a]	327,633
Relypsa	24,799	[a,b]	328,835
Repligen	56,540	[a,b]	1,454,774
Sage Therapeutics	16,737	[a,b]	492,068

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.1% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 9.2% (continued)
Supernus Pharmaceuticals	95,709	[a]	1,200,191
Teligent	59,706	[a,b]	349,280
TESARO	15,387	[a,b]	622,558
TherapeuticsMD	178,374	[a,b]	1,089,865
Trevena	91,947	[a]	769,596
Ultragenyx Pharmaceutical	16,544	[a]	1,009,019
uniQure	17,111	[a,b]	240,067
			46,006,043
Real Estate - 1.6%
CoreSite Realty	24,855	[c]	1,602,153
CyrusOne	74,879	[c]	2,968,204
National Storage Affiliates Trust	43,210		781,669
Physicians Realty Trust	41,688	[c]	716,200
RE/MAX Holdings, Cl. A	23,646		758,091
Sovran Self Storage	13,657	[c]	1,453,651
			8,279,968
Retailing - 5.5%
Burlington Stores	69,035	[a,b]	3,870,102
Core-Mark Holding	30,940		2,278,112
Express	40,704	[a]	701,330
Five Below	15,000	[a,b]	575,250
Francesca's Holdings	47,172	[a]	852,870
Hibbett Sports	16,984	[a,b]	602,932
LKQ	22,693	[a]	626,327
MarineMax	36,061	[a]	639,722
Monro Muffler Brake	72,559		4,960,859
NutriSystem	38,016		773,626
Pool	55,771		4,476,738
Restoration Hardware Holdings	5,156	[a,b]	195,876
Shutterfly	88,389	[a]	3,928,007
Sportsman's Warehouse Holdings	42,009	[a]	544,857
Tile Shop Holdings	94,797	[a,b]	1,196,338
Wayfair, Cl. A	38,307	[a,b]	1,492,824
			27,715,770
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Energy Industries	10,945	[a]	326,489
Ambarella	21,801	[a,b]	1,011,566
Cabot Microelectronics	12,795		492,096
Cavium	29,735	[a]	1,768,935
CEVA	98,884	[a]	1,939,115

Common Stocks - 97.1% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 4.3% (continued)
Cirrus Logic	4,115	[a]	144,971
Himax Technologies, ADR	82,623		817,141
Inphi	35,765	[a]	904,855
Integrated Device Technology	126,138	[a]	2,449,600
MA-COM Technology Solutions Holdings	78,023	[a,b]	2,957,072
MaxLinear, Cl. A	118,890	[a]	1,912,940
Microsemi	24,026	[a]	832,020
Monolithic Power Systems	32,577		1,923,998
NeoPhotonics	98,796	[a]	1,082,804
ON Semiconductor	82,904	[a]	695,565
Photronics	44,442	[a]	451,975
Power Integrations	9,843		451,105
Rudolph Technologies	66,573	[a]	862,786
Tower Semiconductor	51,315	[a,b]	698,397
			21,723,430
Software & Services - 20.9%
ACI Worldwide	81,358	[a]	1,518,140
Actua	211,815	[a,b]	1,722,056
Acxiom	64,302	[a]	1,333,623
AppFolio, Cl. A	26,961	[b]	315,444
Aspen Technology	18,879	[a]	622,441
Attunity	97,187	[a]	712,381
Autobytel	48,799	[a]	936,941
Blackbaud	46,614		2,635,089
Blackhawk Network Holdings	27,058	[a]	915,643
Bottomline Technologies	63,385	[a,b]	1,788,091
BroadSoft	52,824	[a,b]	1,948,677
CACI International, Cl. A	8,396	[a]	811,222
Callidus Software	163,132	[a]	2,239,802
Cass Information Systems	7,859	[b]	391,850
ChannelAdvisor	11,493	[a]	122,171
Cimpress	38,307	[a,b]	3,377,911
comScore	44,557	[a]	1,833,521
CoStar Group	4,962	[a]	878,572
Criteo, ADR	112,324	[a,b]	4,167,220
Cvent	41,984	[a]	819,948
Cyber-Ark Software	25,037	[a,b]	938,136
Descartes Systems Group	81,219	[a]	1,387,221
Digimarc	16,791	[a,b]	508,264
Ellie Mae	23,459	[a]	1,973,606

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.1% (continued)	Shares		Value ($)
Software & Services - 20.9% (continued)
Envestnet	43,119	[a]	884,371
Euronet Worldwide	27,992	[a]	1,834,596
ExlService Holdings	27,983	[a]	1,317,719
Fair Isaac	12,426		1,236,636
Fleetmatics Group	8,398	[a]	303,252
Gigamon	19,802	[a]	541,981
GoDaddy	44,200	[b]	1,385,670
GTT Communications	51,673	[a]	763,727
Guidewire Software	29,938	[a]	1,473,848
Heartland Payment Systems	11,565		1,081,559
Hortonworks	34,244	[a,b]	395,518
HubSpot	63,946	[a,b]	2,663,990
Imperva	32,083	[a]	1,407,481
j2 Global	55,967		4,090,068
LogMeIn	50,134	[a]	2,551,821
Luxoft Holding	9,787	[a]	496,788
Manhattan Associates	26,617	[a]	1,470,855
MAXIMUS	57,441		2,824,374
Monotype Imaging Holdings	19,216		456,188
NeuStar, Cl. A	51,747	[a,b]	1,286,948
New Relic	80,817	[a,b]	2,151,349
Paycom Software	85,931	[a,b]	2,739,480
Paylocity Holding	17,583	[a]	520,808
Pegasystems	23,473		571,568
PFSweb	53,515	[a]	691,414
Points International	49,290	[a,b]	369,675
Proofpoint	53,335	[a,b]	2,498,211
PROS Holdings	23,255	[a]	255,572
PTC	21,057	[a]	650,872
Q2 Holdings	39,002	[a]	790,571
Reis	25,666		569,015
RingCentral, Cl. A	42,282	[a]	782,217
Rovi	38,642	[a]	880,265
Rubicon Project	69,798	[a]	1,150,969
Science Applications International	26,009		1,161,302
SciQuest	27,916	[a]	339,179
SeaChange International	185,948	[a]	1,072,920
Shutterstock	32,471	[a,b]	1,133,238
SPS Commerce	11,494	[a]	514,012
Stamps.com	52,997	[a]	6,281,734

Common Stocks - 97.1% (continued)	Shares		Value ($)
Software & Services - 20.9% (continued)
Take-Two Interactive Software	22,151	[a]	797,214
Tyler Technologies	26,234	[a]	3,156,475
Ultimate Software Group	23,518	[a,b]	4,039,452
Verint Systems	13,335	[a]	473,793
Virtusa	23,781	[a]	841,847
WebMD Health	14,826	[a]	822,250
Wix.com	70,978	[a,b]	1,364,907
WNS Holdings, ADR	131,621	[a]	3,751,198
Zendesk	70,056	[a,b]	1,282,025
Zix	148,990	[a]	594,470
			104,613,362
Technology Hardware & Equipment - 6.0%
ADTRAN	25,736		481,521
Applied Optoelectronics	59,182	[a,b]	1,064,684
Belden	7,005		383,664
CalAmp	149,568	[a]	2,734,103
Ciena	48,937	[a]	1,003,209
Cognex	43,847	[b]	1,622,777
Coherent	17,899	[a]	1,514,255
Cray	37,396	[a]	1,585,964
Digi International	27,880	[a]	236,701
EchoStar, Cl. A	14,166	[a]	633,220
Electronics For Imaging	65,381	[a]	2,589,741
ePlus	10,603	[a]	796,179
Fabrinet	29,342	[a]	837,714
FLIR Systems	31,301		969,079
II-VI	22,800	[a]	500,460
Immersion	62,501	[a]	563,134
Infinera	80,727	[a,b]	1,266,607
Ituran Location and Control	18,915		320,042
Littelfuse	12,523		1,422,863
Lumentum Holdings	30,453		731,786
Mercury Systems	43,425	[a]	709,565
National Instruments	29,447		849,546
NETGEAR	19,252	[a]	760,647
Oclaro	155,794	[a,b]	764,949
QLogic	107,373	[a]	1,384,038
ShoreTel	86,849	[a]	641,814
Stratasys	19,346	[a,b]	364,672
Super Micro Computer	47,150	[a]	1,530,961

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.1% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 6.0% (continued)
Universal Display	32,688	[a]	1,561,833
ViaSat	2,761	[a]	201,581
			30,027,309
Telecommunication Services - 1.1%
8x8	80,754	[a]	939,169
Boingo Wireless	415,484	[a]	2,979,020
Telephone & Data Systems	32,821		876,977
Vonage Holdings	146,506	[a]	786,737
			5,581,903
Transportation - 2.6%
Allegiant Travel	10,971		1,797,927
Controladora Vuela Compania de Aviacion, ADR	57,682	[a]	1,128,260
Echo Global Logistics	163,079	[a]	4,160,145
Forward Air	6,825		277,914
Genesee & Wyoming, Cl. A	12,554	[a,b]	712,063
JetBlue Airways	32,298	[a]	710,556
Marten Transport	73,676		1,208,286
Matson	13,207		529,469
Old Dominion Freight Line	15,087	[a,b]	974,017
Spirit Airlines	19,980	[a]	954,045
XPO Logistics	21,345	[a,b]	528,502
			12,981,184
Utilities - .2%
American States Water	20,947	[b]	888,362
Total Common Stocks (cost $476,190,810)			486,481,489
Investment of Cash Collateral for Securities Loaned - 15.2%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $76,111,488)	76,111,488	[d]	76,111,488
Total Investments (cost $552,302,298)	112.3%		562,592,977
Liabilities, Less Cash and Receivables	(12.3%)		(61,528,844)
Net Assets	100.0%		501,064,133
ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At February 29, 2016, the value of the fund’s securities on loan was $97,156,618 and the value of the collateral held by the fund was $101,608,885 consisting of cash collateral of $76,111,488 and U.S. Government &
Agency securities valued at $25,497,397.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	20.9
Money Market Investment	15.2
Pharmaceuticals, Biotechnology & Life Sciences	9.2
Health Care Equipment & Services	9.0
Consumer Services	6.8
Capital Goods	6.5
Technology Hardware & Equipment	6.0
Retailing	5.5
Commercial & Professional Services	4.3
Semiconductors & Semiconductor Equipment	4.3
Banks	3.1
Consumer Durables & Apparel	2.8
Transportation	2.6
Materials	2.5
Automobiles & Components	2.1
Food, Beverage & Tobacco	2.1
Diversified Financials	1.8
Media	1.6
Real Estate	1.6
Exchange-Traded Funds	1.2
Telecommunication Services	1.1
Food & Staples Retailing	.7
Energy	.6
Insurance	.4
Household & Personal Products	.2
Utilities	.2
112.3
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

	Level 1	Level 2 - Other
	Unadjusted	Significant	Level 3 Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic
Common Stocks†	453,120,269	-	-	453,120,269
Equity Securities - Foreign Common
Stocks†	27,193,083	-	-	27,193,083
Exchange-Traded Funds	6,168,137	-	-	6,168,137
Mutual Funds	76,111,488	-	-	76,111,488

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receiptsand financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 29, 2016, accumulated net unrealized appreciation on investments was $10,290,679, consisting of $60,108,131 gross unrealized appreciation and $49,817,452 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)